Related Party Transactions - Summary of Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Net sales	$ 8,474	$ 9,089	$ 6,025
Accounts receivable	5,136	3,868
Prepaid expenses and other current assets	11,929	16,956
Accounts payable	2,708	4,149
Accrued and other current liabilities	$ 3,518	$ 1,558